Fair Values of Assets and Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on a non recurring basis	$ 4.7